Cash Flow Reconciliations - Reconciliation of lease liabilities arising from financing activities (Details) - Lease liabilities $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 1,393
Cash flows	(275)
Non-cash items	5
Liabilities/(assets) arising from financing activities at end of period	1,123
Lease expense (Note 5)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	31
Total	31
Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(28)
Total	(28)
Payments for lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(247)
Non-cash items	(26)
Total	$ (273)